FORWARD FUNDS

Supplement dated January 20, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate changes of the name, advisory arrangement, and principal investment strategies and principal risks of the Forward Large Cap Growth Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective immediately:

Change of Name of the Fund

All references in the SAI to “Forward Large Cap Growth Fund” are replaced with “Forward CorePlus Fund.”

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Change of Advisory Arrangement of the Fund

All references in the SAI to Smith Asset Management Group, L.P. as the sub-advisor to the Fund and to Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, and William Ketterer, CFA, as the portfolio managers of the Fund are deleted.

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The last paragraph on the cover page of the SAI is replaced and amended in its entirety to read as follows:

Dates of Prospectuses: May 1, 2010 (for Class A, Class B, Class C and Class M shares), May 1, 2010 (for Investor Class and Institutional Class shares), May 1, 2010 (for Class Z shares), September 1, 2010 (for Class A shares of the Forward Long/Short Credit Analysis Fund), September 20, 2010 (for Class C shares of the Forward SMIDPlus Fund), September 20, 2010 (for Investor and Institutional Class shares of the Forward SMIDPlus Fund), September 20, 2010 (for Class Z shares of the Forward SMIDPlus Fund), January 20, 2011 (for Investor and Institutional Class shares of the Forward CorePlus Fund), January 20, 2011 (for Class Z shares of the Forward CorePlus Fund).

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The first sentence of the fourth paragraph under the heading “ORGANIZATION OF FORWARD FUNDS” on page 3 of the SAI is amended to read as follows:

The Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward CorePlus Fund (formerly the Forward Large Cap Growth Fund), Forward SMIDPlus Fund (formerly the Forward Small to Mid Cap Fund), Forward International Equity Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward U.S. Government Money Fund, and Forward Strategic Alternatives Fund are successors to the Accessor Aggressive Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Growth Fund, Accessor Small to Mid Cap Fund, Accessor International Equity Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund, Accessor Mortgage Securities Fund, Accessor U.S. Government Money Fund, and Accessor Strategic Alternatives Fund (each a “Predecessor Accessor Fund” and collectively, the “Predecessor Accessor Funds”), respectively.

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The first sentence of the third paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 14 of the SAI is amended to read as follows:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Frontier MarketStrat Fund, Forward Focus Fund, Forward Global Infrastructure Fund, Forward International Dividend

Fund, Forward International Real Estate Fund, Forward CorePlus Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”).

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The following amendments are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 17 – 23 of the SAI:

The second sentence of the second paragraph on page 19 is replaced and amended in its entirety to read as follows:

The Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund are compensated directly by the Trust on behalf of the Fund.

The first sentence of the paragraph on page 21 is amended to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund are paid an annual fee from the Trust on behalf of the Fund.

The reference to the Fund in the table on page 21 concerning the sub-advisory fee rates is removed in its entirety.

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The following information regarding the other accounts managed by the portfolio managers of the Fund is added following the last paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 43 of the SAI:

Forward CorePlus Fund

The Fund is team managed by Nathan J. Rowader, Director of Investments, David L. Ruff, CFA, Portfolio Manager, Paul Herber, CFA, Investment Officer, and Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management. Messrs. Rowader and Ruff have co-primary responsibility for the day-to-day management of the Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Ruff, Herber, and O’Donnell have managed as of September 30, 2010:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$1,354.2	0	$0
Other pooled investment vehicles	1	$10.8	0	$0
Other accounts	0	$0	0	$0

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$1,354.2	0	$0
Other pooled investment vehicles	1	$10.8	0	$0
Other accounts	0	$0	0	$0

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$178.6	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	242	$112.2	0	$0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	18	$2,838.5	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	4	$2.1	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader and Herber includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

The compensation of Mr. Ruff consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA, MSCI EAFE Index, Russell 2500 Index, and S&P 500 Index. In addition, Mr. Ruff maintains an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

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The information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 44 and 45 of the SAI is replaced and amended to read as follows:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell***	Forward CorePlus Fund	A
Paul Herber***	Forward CorePlus Fund	A
Nathan J. Rowader***	Forward CorePlus Fund	A
David L. Ruff***	Forward CorePlus Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2010
***	Information as of September 30, 2010

A	None
B	$1 – $10,000
C	$10,001 – $50,000
D	$50,001 – $100,000
E	$100,001 – $500,000
F	$500,001 – $1,000,000
G	Over $1,000,000

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The first sentence of the third paragraph under the heading “INVESTMENT OBJECTIVES AND POLICIES” on page 70 of the SAI is amended to read as follows:

The following Funds have names which suggest a focus on a particular type of investment: the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward Strategic Realty Fund, and Forward U.S. Government Money Fund.

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The list of security types and risks under the heading “ADDITIONAL INVESTMENT TECHNIQUES AND RISKS” on page 77 of the SAI is supplemented with the following:

Commodity-Linked Securities

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, Forward Management may seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by the Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

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The second paragraph under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 74 of the SAI is replaced and amended in its entirety to read as follows:

For purposes of the following non-fundamental restrictions numbered 1 through 14, the term “Fund” refers to following Funds only: the Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

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Non-fundamental investment restriction number 8 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

Each Fund (except for the Forward Mortgage Securities Fund and Forward U.S. Government Money Fund) may invest in foreign securities.

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The first paragraph of non-fundamental investment restriction number 11 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

Under normal circumstances, no more than 5% of the net assets of the Forward International Equity Fund and no more than 20% of the net assets of the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward Frontier MarketStrat Fund will be comprised of cash or cash equivalents, as discussed below, exclusive of the assets that are segregated or “earmarked” for purposes of meeting segregation requirements under Section 18 of the 1940 Act. Each Fund (other than the Forward U. S. Government Money Fund) may invest up to 5% or 20% of its net assets, as outlined above, in:

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Non-fundamental investment restriction number 12 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

The Funds will not invest in debt securities, including debt securities of foreign issuers or convertible securities, rated by a rating agency such as S&P, Moody’s or Fitch, or if unrated, securities which are deemed by Forward Management and/or a Fund’s sub-advisor at the time of purchase to be of a lesser credit quality than those designated, as follows:

Fund	Rating on individual securities	Rating on aggregate portfolio
Forward International Equity Fund and Forward Mortgage Securities Fund	less than BBB

Forward U.S. Government Money Fund	less than A

Forward Investment Grade Fixed-Income Fund	less than BBB (S&P) or Baa (Moody’s), except no more than 5% of its assets in securities rated BB or lower (S&P) or Ba or lower (Moody’s) or equivalent by Fitch and cannot invest in commercial paper rated lower than A2/P2	The Fund will maintain a minimum dollar weighted average portfolio quality of A as defined by S&P or equivalent by Moody’s or Fitch as for all ratings

Forward High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a1, 2 or 3 by Moody’s to show the relative standing within the rating category.

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Non-fundamental investment restriction number 13 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

With respect to the stock portion of its portfolio, the Forward International Equity Fund shall not deviate from the GICS sector weightings of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets.

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Non-fundamental investment restriction number 14 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

With respect to the stock portion of its portfolio, the Forward International Equity Fund shall maintain a weighted median market cap of +/- 20% of its benchmark index.

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The last sentence of the first paragraph under the heading/subheading “ADDITIONAL INVESTMENT TECHNIQUES AND RISKS – ReFlow” on page 96 of the SAI is replaced and amended in its entirety to read as follows:

ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any Fund exceed $15 million.

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The information concerning the control persons and principal holders with respect to the Fund as contained in the table under the heading/sub-heading “GENERAL INFORMATION – Control Persons and Principal Holders of Securities” on pages 137 and 138 of the SAI is replaced and amended to read as follows:

Forward CorePlus Fund

The following persons owned of record or beneficially, as of October 29, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services, LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	104,429	68.59%
Equity Trust Company* P.O. Box 2526 Waco, TX 76702	Investor	17,069	11.21%
Matrix Capital Bank/MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	175,301	25.81%
The Washington Trust Company* 23 Broad Street Westerly, RI 02891	Institutional	110,722	16.30%
National Financial Services, LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	107,753	15.87%
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	58,986	8.69%
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	1,429,071	100.00%

The following persons owned of record or beneficially, as of October 29, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	1,429,071	63.22%

*	Shares are believed to be held only as nominee.

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The last sentence of the sixth paragraph under the heading/subheading “TAX CONSIDERATIONS – Distributions” on page 112 of the SAI is replaced and amended in its entirety to read as follows:

The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2012 in the absence of Congressional action.

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The first sentence of the paragraph under the heading/subheading “TAX CONSIDERATIONS – Backup Withholding” on page 112 of the SAI is replaced and amended in its entirety to read as follows:

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (currently scheduled to increase to 31% after 2012) (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding.

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The first paragraph under the heading/sub-heading “TAX CONSIDERATIONS – Personal Holding Company” on pages 115-116 of the SAI is replaced and amended in it entirety to read as follows:

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15% (currently scheduled to increase to the rates applicable to ordinary income after 2012). UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

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The last paragraph under the heading/sub-heading “GENERAL INFORMATION – Control Persons and Principal Holders of Securities” on page 150 of the SAI concerning management ownership is amended to include the following supplemental information:

As of October 29, 2010, the Officers and Trustees as a group owned less than 1% of any class of any of the outstanding shares of the Forward CorePlus Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SAI CP 01202011